Franchise arrangements (Tables)	12 Months Ended
Dec. 31, 2025
Franchise Arrangements [Abstract]
Schedule of Revenues from Franchised Restaurants
Revenues from franchised restaurants for fiscal years 2025, 2024 and 2023 consisted of:

	2025	2024	2023
Rent (i)	$212,425	$202,779	$193,518
Initial fees (ii)	469	380	417
Royalty fees (iii)	188	255	268
Total	$213,082	$203,414	$194,203

(i)Includes rental income of owned buildings and subleases. As of December 31, 2025, 2024 and 2023, the subleases rental income amounted to $176,705, $166,854 and $154,087, respectively.
(ii)Presented net of initial fees owed to McDonald’s Corporation of $1,094, $833 and $963 in 2025, 2024 and 2023, respectively.
(iii)Presented net of royalties fees owed to McDonald’s Corporation of $77,395, $73,979 and $71,667 in 2025, 2024 and 2023, respectively.

Schedule of Future Minimum Rent Payments
As of December 31, 2025, future minimum rent payments due to the Company under existing franchised agreements are:

	Owned sites	Subleased sites	Total
2026	$5,287	$66,177	$71,464
2027	4,469	58,250	62,719
2028	3,738	52,886	56,624
2029	3,560	46,572	50,132
2030	3,212	41,319	44,531
Thereafter	30,251	216,961	247,212
Total	$50,517	$482,165	$532,682